Schedule of Investments - October 31, 2025 (unaudited)

Maine Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (91.1%)^
General Obligation (29.3%)
CITY OF AUBURN ME 4.000% 09/01/2049 CALLABLE @ 100.000 09/01/2034	215,000	$196,284
TOWN OF BAR HARBOR ME 5.000% 09/01/2049 CALLABLE @ 100.000 09/01/2034	250,000	266,233
CITY OF BATH ME 4.000% 05/01/2044 CALLABLE @ 100.000 05/01/2034	300,000	292,512
TOWN OF GORHAM ME 4.000% 09/01/2040 CALLABLE @ 100.000 09/01/2033	265,000	272,192
CITY OF LEWISTON ME 4.000% 03/15/2037 CALLABLE @ 100.000 03/15/2031	310,000	320,459
MAINE SCHOOL ADMINISTRATIVE DISTRICT NO 51 4.000% 10/15/2029	100,000	99,634
MAINE SCHOOL ADMINISTRATIVE DISTRICT NO 28 4.000% 05/01/2036 CALLABLE @ 100.000 05/01/2028	300,000	306,153
TOWN OF YORK ME 4.000% 10/01/2042 CALLABLE @ 100.000 10/01/2034	165,000	166,482
TOWN OF YORK ME 4.000% 10/01/2043 CALLABLE @ 100.000 10/01/2034	140,000	140,410
		2,060,359
Health Care (18.3%)
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 4.500% 07/01/2031	5,000	5,004
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 4.000% 07/01/2045 CALLABLE @ 100.000 07/01/2030	250,000	228,480
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 5.250% 07/01/2048 CALLABLE @ 100.000 07/01/2033	1,000,000	1,048,990
		1,282,474
Housing (21.5%)
MAINE STATE HOUSING AUTHORITY 4.950% 11/15/2048 CALLABLE @ 100.000 05/15/2033	800,000	807,712
MAINE STATE HOUSING AUTHORITY 4.450% 11/15/2044 CALLABLE @ 100.000 05/15/2033	500,000	500,190
MAINE STATE HOUSING AUTHORITY 4.950% 11/15/2047 CALLABLE @ 100.000 11/15/2031	200,000	202,944
		1,510,846
Other Revenue (18.5%)
CITY OF AUGUSTA ME 5.000% 10/01/2043 CALLABLE @ 100.000 10/01/2033	700,000	741,216
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	275,000	286,707
MAINE MUNICIPAL BOND BANK 5.000% 11/01/2042 CALLABLE @ 100.000 11/01/2035	250,000	272,152
		1,300,075
Transportation (3.5%)
CITY OF PORTLAND ME GENERAL AIRPORT REVENUE 4.000% 01/01/2040 CALLABLE @ 100.000 01/01/2030	250,000	249,178
		249,178

TOTAL MUNICIPAL BONDS (COST: $6,364,395)		$6,402,932
OTHER ASSETS LESS LIABILITIES (8.9%)		$629,113
NET ASSETS (100.0%)		$7,032,045
^All portfolio securities are issued securities from the state of Maine.

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Maine Municipal Fund
Investments at cost	$6,364,395
Unrealized appreciation	$90,590
Unrealized depreciation	(52,053)
Net unrealized appreciation/(depreciation)*	$38,537

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

Schedule of Investments | Maine Municipal Fund | October 31, 2025 (unaudited)

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:

Maine Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$6,402,932	$-	$6,402,932
Total	$-	$6,402,932	$-	$6,402,932

Schedule of Investments | Maine Municipal Fund | October 31, 2025 (unaudited)